SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Assumptions Used

The assumptions used in computing the fair value as of December 31, 2017 are as follows:

Stock price	$0.0027
Conversion price	$8.1500
Expected volatility	63%
Term (years)	9.5
Risk-free interest	2.36%
Expected dividend yield	0%

Fair Value Measurements, Recurring and Nonrecurring

The following table provides the financial assets and liabilities reported at fair value and measured on a recurring basis at December 31, 2018 and 2017:

Description	Assets/ (Liabilities) Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Fair value of derivative liability as of:

December 31, 2018	$—	$—	$—	$—

December 31, 2017	$(166,093)	$—	$—	$(166,093)

Changes in fair value associated with Level 3 liabilities

The following table provides a summary of changes in fair value associated with the Level 3 liabilities for three months ended March 31, 2019 and for the year ended December 31, 2018:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Three Months Ended March 31, 2019	Year ended December 31, 2018

Balance, beginning of period	$-	$(166,093)
Issuances of derivative liability	-	-
Reclassification to additional paid in capital	-	1,141,995
Change in fair value of derivative liability	-	(975,902)
Balance, end of period	$-	$-

The following table provides a summary of changes in fair value associated with the Level 3 liabilities for years ended December 31, 2018 and 2017:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	December 31,
	2018	2017

Balance, beginning of period	$(166,093)	$—
Issuances of derivative liability	—	(171,118)
Reclassification to additional paid in capital	1,141,995	—
Change in fair value of derivative liability	(975,902)	5,025
Balance, end of period	$—	$(166,093)

Disaggregation of Revenue

The following tables present our disaggregated revenues by Type of Revenue and Timing of Revenue:

	Three Months Ended March 31,
	2019	2018
Type of Revenue
Product revenue	$12,963	$-
Service revenue	19,331	29,382
Total revenue	$32,294	$29,382

	Three Months Ended March 31,
	2019	2018
Timing of Revenue
Revenue recognized point in time	$18,307	$4,967
Revenue recognized over time	13,987	24,415
Total	$32,294	$29,382

The following tables present our disaggregated revenues by Type of Revenue and Timing of Revenue.

	Years Ended December 31,
	2018	2017
Type of Revenue
Product revenue	$125,664	$185,261
Service revenue	64,365	89,142
Total revenue	$190,029	$274,403

	Years Ended December 31,
	2018	2017
Timing of Revenue
Revenue recognized point in time	$147,863	$235,636
Revenue recognized over time	42,166	38,767
Total revenue	$190,029	$274,403

Deferred warranty activity

The table below details the activity in our contract liabilities during the three months ended March 31, 2019, and the balance at March 31, 2019 and is included in other current liabilities the Company’s condensed consolidated balance sheet.

Three Months Ended March 31, 2019
Balance at beginning of period	$20,631
Additions	20,826
Transfer to revenue	(13,987)
Balance at end of period	$27,470

The table below details the activity in our contract liabilities during the years ended December 31, 2018 and 2017, and the balance at the end of each year is reported as deferred revenue in the Company’s consolidated balance sheet.

	Years Ended December 31,
	2018	2017
Balance, beginning of year	$30,690	$36,299
Additions	32,106	39,895
Transfer to revenue	(42,166)	(45,504)
Balance, end of year	$20,631	$30,690

Potentially dilutive securities

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share because the effect of their inclusion would have been anti-dilutive.

	Years Ended December 31,
	2018	2017
Warrants to purchase common stock	—	1,953,722
Options to purchase common stock	—	3,606,052
Convertible debt	140,678	1,490,704
Total potentially dilutive securities	140,678	7,050,478

Schedule of Inventory	Inventory consist of the following:
	March 31, 2019	December 31, 2018
Raw Material	$321,598	$307,947
Finished Goods	33,830	39,998
TOTAL INVENTORY	$355,428	$347,945

Schedule of Lease Costs

Lease Costs

Three Months Ended March 31, 2019
Components of total lease costs:
Operating lease expense	$148,085
Short-term lease costs(1)	12,717
Total lease costs	$160,802

(1) Represents short-term leases which are immaterial.

Schedule of ROU lease assets and lease liabilities

ROU lease assets and lease liabilities for our operating leases were recorded in the condensed consolidated balance sheet as follows:

March 31, 2019
Assets
Other assets	$875,873
Total assets	$875,873

Liabilities
Operating lease liabilities	$550,467
Operating lease liabilities, net of current	705,859
Total lease liability	$1,256,326

Schedule of Lease Terms and Discount Rate	Lease Terms and Discount Rate
Weighted average remaining lease term (in years) – operating lease	2.77
Weighted average discount rate – operating lease	14%

Cash paid for amounts included in the measurement of lease liabilities

Cash Flows

Three Months Ended March 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$77,164
Supplemental non-cash amounts of lease liabilities arising from obtaining
ROU assets	$1,315,161

Future minimum lease payments

Future lease payments included in the measurement of lease liabilities on the condensed consolidated balance sheet as of March 31, 2019, for the following five years and thereafter are as follows:

Years ending December 31,
2019 (9 months)	$492,937
2020	645,248
2021	173,545
2022	116,392
2023	67,895
Total future minimum lease payments	1,496,017
Lease imputed interest	239,691
Total	$1,256,326